Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 36,649	$ 37,005
Tier 1 capital	41,592	41,946
Total capital	49,045	48,263
Total risk-weighted assets (RWA)	$ 315,038	$ 315,634
CET1 ratio	11.60%	11.70%
Tier 1 capital ratio	13.20%	13.30%
Total capital ratio	15.60%	15.30%
Leverage ratio exposure	$ 967,199	$ 961,791
Leverage ratio	4.30%	4.40%
TLAC available	$ 91,961	$ 95,136
TLAC ratio	29.20%	30.10%
TLAC leverage ratio	9.50%	9.90%